Shareholder Report, Holdings (Details) - Kingsbarn Dividend Opportunity ETF [Member]	Oct. 31, 2024
MFA Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%
Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
Bright Spire Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
Crescent Capital BDC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
Dynex Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Claros Mortgage Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Chimera Investment Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.51%
New York Mortgage Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
FS KKR Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
KKR Real Estate Finance Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
Mortgage Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.25%
Business Development Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.19%
Diversified Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%